Vessels	6 Months Ended
Jun. 30, 2017
Property Plant And Equipment [Abstract]
Vessels

5.       Vessels

On May 16, 2017, the Company, through Utirik Shipping Company Inc., entered into a memorandum of agreement to sell the vessel “Doukato” to an unrelated party, for a sale price of $6,027, net of commissions. The gain from the sale of the vessel, net of direct to sale expenses of $132, was $945 and is reflected in (Gain) / Loss on vessels' sale in the accompanying unaudited interim consolidated statements of operations. The vessel was delivered to her new owners on June 13, 2017.

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessels' Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2016	$286,991	$(46,639)	$240,352
- Vessels' disposals	(9,951)	5,001	(4,950)
- Depreciation	-	(3,646)	(3,646)
Balance, June 30, 2017	$277,040	$(45,284)	$231,756

As at June 30, 2017, all Company's vessels were provided as collateral to secure the loan facilities with Addiewell and DSI, discussed in Notes 4 and 6.